J.P. MORGAN INSURANCE TRUST

JPMorgan Insurance Trust Income Builder Portfolio

(All Share Classes)

Supplement dated March 1, 2021

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated May 1, 2020, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Summary Prospectuses and Prospectuses of the JPMorgan Insurance Trust Income Builder Portfolio (the “Portfolio”) is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Michael Schoenhaut	2014	Managing Director
Eric J. Bernbaum	2014	Executive Director
Jeffrey A. Geller	2014	Managing Director
Gary Herbert	2021	Managing Director

In addition, the “The Portfolio’s Management and Administration — The Portfolio Managers” section of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio is managed by JPMIM’s Multi-Asset Solutions Team (MAS). The members of MAS who are primarily responsible for the management and oversight of the Portfolio are Michael Schoenhaut, Managing Director and CFA charterholder, Eric J. Bernbaum, Executive Director and CFA charterholder, Jeffrey A. Geller, Managing Director and CFA charterholder and Gary Herbert, Managing Director and CFA charterholder. The portfolio managers establish and monitor the strategy and tactical allocations for the Portfolio and focus on portfolio construction, investment strategy selection and risk management. Additionally, they are assisted by multiple specialist teams who support the strategies of the Portfolio within the parameters established by the portfolio management team. Mr. Schoenhaut has been an employee of JPMIM since 1997 and a portfolio manager of the Portfolio since its inception. Mr. Bernbaum has been an employee of JPMIM and member of MAS since 2008 and portfolio manager of the Portfolio since 2014. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller has investment oversight responsibility for accounts managed by MAS and has been a portfolio manager of the Portfolio since its inception. Mr. Herbert has been an employee of JPMIM and the Head of GTAA and Diversified Strategies in the U.S for MAS since 2020 and a portfolio manager of the Fund since 2021. Prior to joining JPMIM, Mr. Herbert was the Head of Global Credit at Brandywine Global LLC.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

SUP-JPMITIBP-PM-321

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the Portfolio is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Income Builder Portfolio
Michael Schoenhaut	1	$13,977,324	4	$40,383,915	0	$0
Eric Bernbaum	4	18,216,257	5	40,443,132	0	0
Jeffrey Geller	27	78,736,315	34	44,982,764	7	9,516,596
Gary Herbert[1]	3	6,534,958	4	1,959,432	0	0

[1]	As of October 31, 2020.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Income Builder Portfolio
Michael Schoenhaut	0	$0	0	$0	0	$0
Eric Bernbaum	0	0	0	0	0	0
Jeffrey Geller	0	0	0	0	0	0
Gary Herbert[1]	0	0	0	0	0	0

[1]	As of October 31, 2020.

In addition, effective immediately the information in the “Portfolio Managers — Ownership of Securities” section of the Statement of Additional Information with respect to the Portfolio is deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Portfolio(1)
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Income Builder Portfolio
Michael Schoenhaut	X
Eric Bernbaum	X
Jeffrey Geller	X
Gary Herbert(2)	X

(1)	None of the portfolio managers beneficially owned equity securities of the portfolios which are currently held exclusively through insurance company separate accounts.

(2)	As of October 31, 2020.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE